UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052

The Value Line New York Tax Exempt Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31,2008

Date of reporting period: April 30, 2007

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 4/30/07 is included with this Form.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer

Date:	June 27, 2007

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2007

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (92.6%)
	NEW YORK CITY (18.7%)
$1,000,000	Industrial Development Agency, Revenue Bonds, Queens Baseball Stadium-Pilot, AMBAC Insured, 4.75%, 1/1/42	Aaa		$1,024,890
1,000,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aaa		1,073,910
2,000,000	Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa2		2,151,580
				4,250,380
	NEW YORK STATE (62.8%)
1,000,000	Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/27	Aaa		1,061,330
	Dormitory Authority, Revenue Bonds:
950,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aaa		1,009,147
500,000	Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26	Aaa		588,240
500,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	Aaa		529,040
1,500,000	School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26	Aaa		1,590,450
300,000	White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18	AAA	*	311,721
750,000	Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A, 5.00%, 12/15/19	AAA	*	806,767
	Long Island Power Authority, Electric Systems Revenue Bonds:
1,000,000	Gen. Ser. A, FGIC Insured, 5.25%, 12/1/20	Aaa		1,098,400
1,000,000	Gen. Ser. E, FGIC Insured, 5.00%, 12/1/22	Aaa		1,070,710
1,245,000	Gen. Ser. F, MBIA Insured, 5.00%, 5/1/17	Aaa		1,357,212
100,000	Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14	Aaa		105,478
500,000	Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured, 5.00%, 8/1/13	Aaa		532,740
	Thruway Authority, Revenue Bonds:
500,000	Personal Income Tax, Ser. A, 5.50%, 3/15/20	Aa3		541,410
1,735,000	Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	Aaa		1,864,032
500,000	Triborough Bridge and Tunnel Authority, Revenue Bonds, Ser. A, General Obligation of Authority, 5.25%, 1/1/28	Aa2		569,420
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	1,066,560
200,000	Voorheesville, Central School District, General Obligations Unlimited, FSA Insured, 5.00%, 6/15/17	Aaa		209,382
				14,312,039
	PUERTO RICO (6.3%)
350,000	Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J, AMBAC Insured, 5.00%, 7/1/36	Aaa		369,527
1,000,000	Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31	Aaa		1,061,110
				1,430,637
	VIRGIN ISLANDS (4.8%)
1,000,000	Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19	Baa3		1,085,900
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $20,930,425 )			21,078,956

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2007

Principal Amount			Rating (unaudited)	Value

SHORT-TERM MUNICIPAL SECURITIES (4.4%)
		NEW YORK CITY (4.4%)
	$1,000,000	Municipal Water Finance Authority, Water and Sewer Systems Revenue Bonds, Ser. C, FGIC Insured, 4.07%, 5/1/07 (1)	VMIG1	$1,000,000
		TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $1,000,000 )		1,000,000
		TOTAL MUNICIPAL SECURITIES (97.0%) (Cost $21,930,425)		22,078,956
		CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)		691,822
		NET ASSETS (100.0%)		$22,770,778
		NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($22,770,778 ÷ 2,336,493 shares outstanding)		$9.75

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(1)	Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of April 30, 2007.

The Fund's unrealized appreciation/(depreciation) as of April 30, 2007 was as follows:

Total Cost	Appreciation	Depreciation	Total Net Unrealized Appreciation

$21,930,425	$241,822	$(93,291)	$148,531